Derivative Instruments	9 Months Ended
Sep. 30, 2020
Derivative Instruments [Abstract]
Derivative Instruments

3. DERIVATIVE INSTRUMENTS

Derivatives and Hedging (Topic 815) of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust’s market risk is influenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust’s open positions, and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on currencies, energies, grains, interest rates, livestock, metals, softs and stock indices. The following were the primary trading risk exposures of the Trust at September 30, 2020, by market sector:

Agricultural (grains, livestock and softs) – The Trust’s primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions, as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust’s currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes, as well as political and general economic conditions. The Trust trades in a large number of currencies, including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust’s primary energy market exposure is to gas and oil price movements often resulting from political developments in the oil producing countries and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country, as well as relative interest rate movements between countries, may materially impact the Trust’s profitability. The Trust’s primary interest rate exposure is to interest rate fluctuations in countries or regions, including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other nations. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust’s metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, platinum, silver, tin and zinc.

Stock Indices – The Trust’s equity exposure, through stock index futures, is to equity price risk in the major industrialized countries, as well as other countries.

Derivatives and Hedging (Topic 815) of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair values of futures and forward currency contracts in an asset position by counterparty are recorded in the Statements of Financial Condition as “Net unrealized appreciation on open futures and forward currency contracts.” Fair values of futures and forward currency contracts in a liability position by counterparty are recorded in the Statements of Financial Condition as “Net unrealized depreciation on open futures and forward currency contracts.” The Trust’s policy regarding fair value measurement is discussed in the Fair Value note, contained herein.

Since the derivatives held or sold by the Trust are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Trust’s trading gains and losses in the Statements of Operations.

See “Item 3. Quantitative and Qualitative Disclosures About Market Risk” for additional derivative-related information.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at September 30, 2020 and December 31, 2019. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at September 30, 2020

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$12,649	$(5,060)	$48,619	$(23,153)	$33,055
Grains	203,223	(12,135)	3,774	(173,656)	21,206
Interest rates	866,238	(210,063)	650	(1,666)	655,159
Livestock	5,270	-	1,760	(9,550)	(2,520)
Metals	254,886	(247,376)	151,536	(123,574)	35,472
Softs	23,154	(5,209)	14,110	(120)	31,935
Stock indices	365,533	(219,148)	46,167	(10,794)	181,758

Total futures contracts	1,730,953	(698,991)	266,616	(342,513)	956,065

Forward currency contracts	1,276,083	(2,412,904)	3,110,552	(1,236,433)	737,298

Total futures and
forward currency contracts	$3,007,036	$(3,111,895)	$3,377,168	$(1,578,946)	$1,693,363

Fair Value of Futures and Forward Currency Contracts at December 31, 2019

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$348,898	$(108,408)	$80,510	$(1,760)	$319,240
Grains	19,772	(2,470)	5,713	(215,488)	(192,473)
Interest rates	16,237	(77,018)	584,181	(110,744)	412,656
Livestock	-	(260)	-	-	(260)
Metals	660,231	(265,791)	299,404	(385,702)	308,142
Softs	15,935	(1,375)	9,499	(24,195)	(136)
Stock indices	372,686	(301,069)	257,489	(32,252)	296,854

Total futures contracts	1,433,759	(756,391)	1,236,796	(770,141)	1,144,023

Forward currency contracts	3,542,752	(564,467)	518,649	(4,728,928)	(1,231,994)

Total futures and
forward currency contracts	$4,976,511	$(1,320,858)	$1,755,445	$(5,499,069)	$(87,971)

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the three and nine months ended September 30, 2020 and 2019 as “Net realized gains (losses) on closed positions: Futures and forward currency contracts” and “Net change in unrealized: Futures and forward currency contracts.” These trading gains and losses are detailed below:

Trading gains (losses) of futures and forward currency contracts for the three and nine months ended September 30, 2020 and 2019

	Three months ended:	Three months ended:	Nine months ended:	Nine months ended:
Sector	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Futures contracts:
Energies	$558,365	$(2,720,639)	$5,631,632	$(7,237,631)
Grains	(423,446)	666,787	396,644	2,042,448
Interest rates	(1,714,375)	486,712	(2,327,348)	8,779,195
Livestock	53,480	(173,010)	325,110	52,890
Metals	553,805	(256,472)	202,998	(765,131)
Softs	1,592	294,503	(249,480)	220,704
Stock indices	3,706,520	3,136,006	(25,464,460)	3,814,267

Total futures contracts	2,735,941	1,433,887	(21,484,904)	6,906,742

Forward currency contracts	1,954,539	402,925	3,544,867	(1,740,711)

Total futures and forward currency contracts	$4,690,480	$1,836,812	$(17,940,037)	$5,166,031

The following table presents average notional value by sector in U.S. dollars of open futures and forward currency contracts for the nine months ended September 30, 2020 and 2019. The Trust’s average net asset value for the nine months ended September 30, 2020 and 2019 was approximately $132,000,000 and $166,000,000, respectively.

Average notional value by sector of futures and forward currency contracts for the nine months ended September 30, 2020 and 2019

	2020		2019
Sector	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$9,065,162	$6,645,287	$11,073,541	$16,940,836
Grains	4,405,628	4,579,697	2,337,575	10,163,165
Interest rates	204,308,385	56,458,853	176,134,579	144,795,016
Livestock	155,158	139,923	341,245	750,905
Metals	13,320,666	2,330,011	2,128,673	10,163,951
Softs	1,160,044	1,049,369	191,819	3,976,680
Stock indices	56,463,919	11,272,674	65,900,000	41,333,091

Total futures
contracts	288,878,962	82,475,814	258,107,432	228,123,644

Forward currency
contracts	44,334,282	24,289,289	34,390,969	85,220,199

Total average
notional	$333,213,244	$106,765,103	$292,498,401	$313,343,843

Notional values in the interest rate sector were calculated by converting the notional value in local currency of open interest rate futures positions with maturities less than 10 years to 10-year equivalent fixed income instruments and translated to U.S. dollars at September 30, 2020 and 2019. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust’s open interest rate positions.

The averages have been calculated based on the amounts outstanding at the end of each quarter during the calculation period.

The customer agreements between the Trust, the futures clearing brokers, including Deutsche Bank Securities Inc. (a wholly-owned subsidiary of Deutsche Bank AG), SG Americas Securities, LLC, BofA Securities, Inc. (formerly Merrill Lynch Pierce, Fenner & Smith Inc.) and Goldman Sachs & Co. LLC as well as the FX prime brokers, Deutsche Bank AG (“DB”) and Bank of America, N.A. (“BA”), give the Trust the legal right to net unrealized gains and losses on open futures and foreign currency contracts. The Trust netted, for financial reporting purposes, the unrealized gains and losses on open futures and forward currency contracts on the Statements of Financial Condition as the criteria under FASB Accounting Standards Codification Topic 210,  “Balance Sheet,” were met.

The following tables present gross amounts of assets or liabilities which qualify for offset as presented in the Statements of Financial Condition as of September 30, 2020 and December 31, 2019.

Offsetting of derivative assets and liabilities at September 30, 2020

	Gross amounts of recognized assets	Gross amounts offset in the Statements of Financial Condition	Net amounts of assets presented in the Statements of Financial Condition
Assets
Futures contracts
Counterparty C	$639,622	$(201,325)	$438,297
Counterparty J	448,660	(58,344)	390,316
Counterparty L	898,388	(766,438)	131,950
Total futures contracts	1,986,670	(1,026,107)	960,563

Forward currency contracts
Counterparty G	2,046,074	(1,880,593)	165,481
Counterparty K	2,340,561	(1,768,744)	571,817
Total forward currency contracts	4,386,635	(3,649,337)	737,298

Total assets	$6,373,305	$(4,675,444)	$1,697,861
			(Continued)

	Gross amounts of recognized liabilities	Gross amounts offset in the Statements of Financial Condition	Net amounts of liabilities presented in the Statements of Financial Condition
Liabilities
Futures contracts
Counterparty I	$15,397	$(10,899)	$4,498

Total liabilities	$15,397	$(10,899)	$4,498
			(Concluded)

		Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net amounts of assets presented in the Statements of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$438,297	$-	$(438,297)	$-
Counterparty G	165,481	-	-	165,481
Counterparty J	390,316	-	(390,316)	-
Counterparty K	571,817	-	-	571,817
Counterparty L	131,950	-	(131,950)	-

Total	$1,697,861	$-	$(960,563)	$737,298

		Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net amounts of liabilities presented in the Statements of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount (4)

Counterparty I	$4,498	$-	$(4,498)	$-

Total	$4,498	$-	$(4,498)	$-

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets and liabilities presented in the Statements of Financial Condition for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of September 30, 2020.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of September 30, 2020.

Offsetting of derivative assets and liabilities at December 31, 2019

	Gross amounts of recognized assets	Gross amounts offset in the Statements of Financial Condition	Net amounts of assets presented in the Statements of Financial Condition
Assets
Futures contracts
Counterparty C	$714,978	$(353,946)	$361,032
Counterparty I	1,424,901	(963,483)	461,418
Counterparty J	530,676	(209,103)	321,573

Total assets	$2,670,555	$(1,526,532)	$1,144,023

	Gross amounts of recognized liabilities	Gross amounts offset in the Statements of Financial Condition	Net amounts of liabilities presented in the Statements of Financial Condition
Liabilities
Forward currency contracts
Counterparty G	$2,968,600	$(2,080,697)	$887,903
Counterparty K	2,324,795	(1,980,704)	344,091

Total liabilities	$5,293,395	$(4,061,401)	$1,231,994

		Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net amounts of assets presented in the Statements of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$361,032	$-	$(361,032)	$-
Counterparty I	461,418	-	(461,418)	-
Counterparty J	321,573	-	(321,573)	-

Total	$1,144,023	$-	$(1,144,023)	$-
				(continued)
		Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net amounts of liabilities presented in the Statements of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount (4)

Counterparty G	$887,903	$-	$(887,903)	$-
Counterparty K	344,091	-	(344,091)	-

Total	$1,231,994	$-	$(1,231,994)	$-
				(concluded)

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial
Condition for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2019.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2019.

CONCENTRATION OF CREDIT RISK

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange.

The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust’s assets at financial institutions and trading counterparties which the Managing Owner believes to be creditworthy. In addition, for OTC forward currency contracts, the Trust enters into master netting agreements with its counterparties. Collateral posted at the various counterparties for trading of futures and forward currency contracts includes cash and U.S. Treasury notes.

The Trust’s forward currency trading activities are cleared through DB and BA. The Trust’s concentration of credit risk associated with DB or BA nonperformance includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition plus the value of margin or collateral held by DB and BA. The amount of such credit risk was $10,164,977 and $11,312,516 at September 30, 2020 and December 31, 2019, respectively.